Prepayments - Schedule of Short-term prepayments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Short-term Prepayments [Line Items]
Short-term prepayments	$ 1,284	$ 548
Inventory [member]
Schedule of Short-term Prepayments [Line Items]
Short-term prepayments	569	546
Prepaid expenses [member]
Schedule of Short-term Prepayments [Line Items]
Short-term prepayments	$ 715	$ 2